Other Current assets (Tables)	6 Months Ended
Jun. 30, 2019
Other Assets [Abstract]
Other Current Assets
	December 31, 2018	June 30, 2019
Inventories	$10,907	$10,328
Insurance claims (Note 16)	1,856	1,325
Deferred contract costs (Note 17)	496	721
Other	499	848
Other current assets	$13,758	$13,222